Contingencies and Other Accrued Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2014 Complaint	May 31, 2010	May 31, 2013
Schedule Of Commitments And Contingencies [Line Items]
Accrued contingencies			$ 65.1
Payment for contingent liabilities	61.9
Expected payment to resolve issues arising out of investigation and other related costs	2.1
Miscellaneous expenses	$ 1.1	$ 42.6
Number of complaints filed against Rust-Oleum and RPM International	2